Finance income and expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Employee future benefit plan expense	$ (20)	$ (109)
Investment income	36,885	43,340
Mark to market and foreign exchange loss on financial assets	(14,788)	(12,897)
Foreign exchange gain (loss)	(3,144)	821
Government levies	0	(100)
Finance income and other	18,933	31,055
Finance expense	$ (2,146)	$ (1,105)